Corporate Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Corporate Expenses [Abstract]
Schedule of Corporate Expenses
	Consolidated
	30 June 2024	30 June 2023
	$	$

Accounting expense	90,147	157,563
Professional fees	45,370	99,829
Management fees	9,125	171,530
Audit fees (non-IPO related)	77,999	-
	222,641	428,922